Trust Activities	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Trust Activities
45.	TRUST ACTIVITIES
The Bank is related to several types of trusts. The different trust agreements according to the business purpose sought by the Bank are disclosed below:

45.1	Financial trusts for investment purposes
They are mainly composed of prepayments towards the placement price of provisional trust securities of financial trusts under public and private offering (Confibono, Secubono and Megabono). The assets managed by these trusts are mainly related to securitizations of consumer loans. Trust securities are placed once the public offering is authorized by the CNV. Upon expiry of the placement period, once the trust securities have been placed on the market, the Bank recovers the disbursements made plus an agreed-upon compensation. If after making the best efforts such trust securities cannot be placed, the Bank will retain the definitive trust securities for itself.
Additionally, the portfolio of financial trusts for investment purposes is completed with definitive trust securities of financial trusts in public and private offering (Payway Cobro Acelerado, Secubono, Red Surcos and Megabono Crédito) and certificates of participation (Arfintech).
As of December 31, 2025 and 2024, debt securities and certificates of participation in financial trusts for investment purposes, amounted to 8,491,306 and 6,569,703, respectively.
According to the latest accounting information available as of the date of issuance of these consolidated Financial Statements, the corpus assets of the trusts exceed the carrying amount in the related proportions.

45.2	Trusts created using financial assets transferred by the Bank
The Bank transferred financial assets (loans) to trusts for the purpose of issuing and selling securities whose collection is guaranteed by the cash flow resulting from such assets or group of assets. Through this way the funds that were originally used by the Bank to finance the loans are obtained earlier.
Considering the latest available accounting information as of the date of issuance of these consolidated Financial Statements, the assets managed through Macro Fiducia SAU (subsidiary) under this type of trusts were entirely liquidated during December 2025, while as of December

31,
2024 the assets amounted to 6,867.

45.3	Trusts guaranteeing loans granted by the Bank
As it is common in the Argentine banking market, the Bank requires, in some cases, that the debtors present certain assets or entitlements to receive assets in a trust as a guarantee for the loans granted. This way, the risk of losses is minimized and access to the security is guaranteed in case of the debtor’s non-compliance.
Trusts usually act as conduits to collect cash from the debtor’s flow of operations and send such cash to the Bank for the payment of the debtor’s loans and thus ensure compliance with the obligations assumed by the trustor and guaranteed through the trust.
Additionally, other guarantee trusts manage specific assets, mainly real property.
Provided there is no
non-compliance
or delays by the debtor in the obligations assumed with the beneficiary, the trustee shall not execute the guarantee and all excess amounts as to the value of the obligations are reimbursed by the trustee to the debtor.
As of December 31, 2025 and 2024, considering the latest available accounting information as of the date of issuance of these consolidated Financial Statements, the assets managed by Banco Macro SA and Macro Fiducia SAU, amounted to 4,549,370 and 6,225,495, respectively.

45.4	Trusts in which the Bank acts as Trustee (Management)
The Bank, through its subsidiaries, performs management duties of the corpus assets directly according to the agreements, performing only trustee duties and has no other interests in the trust.

In no case shall the trustee be liable with its own assets or for any obligation deriving from the performance as trustee. Such obligations do not imply any type of indebtedness or commitment for the trustee and they will be fulfilled only through trust assets. In addition, the trustee will not encumber the corpus assets or dispose of them beyond the limits established in the related trust agreements. The fees earned by the Bank from its role as trustee are calculated according to the terms and conditions of the agreements.
Trusts usually manage funds derived from the activities performed by trustors, for the following main purposes:

•
guaranteeing, in favor of the beneficiary the existence of the resources required to finance and/or pay certain obligations, such as the payment of amortization installments regarding work or service certificates, and the payment of invoices and fees stipulated in the related agreements,

•	promoting the production development of the private economic sector at a provincial level,

•	being a party to public work concession agreements granting road exploitation, management, keeping and maintenance.
As of December 31, 2025 and 2024, considering the latest available accounting information as of the date of issuance of these consolidated Financial Statements, the assets managed by the Bank amounted to 222,980,825 and 124,941,605, respectively.